JPMorgan Hedged Equity Fund Average Annual Total Returns - R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	18.40%	10.46%	8.55%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	10.18%	8.24%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.06%	8.26%	6.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	18.55%	10.57%	8.64%